Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of disaggregated information of revenues [Abstract]
Online music education academy subscription	$ 9,430,508
Online concert subscription		2,330,000
Total revenue	$ 9,430,508	$ 2,330,000